1. Business (Quarterly)	9 Months Ended
Mar. 31, 2014
Business Quarterly
1. Business

NOTE 1 – Business

On March 4, 2014, Acology, Inc. (“Acology”) completed an agreement and plan of merger with D&C Distributors, LLC (“D&C”), collectively (the “Company”). In connection with the merger the members of D&C received 3,846,000,000 shares of Acology in exchange for their membership interests in D&C. The merger was accounted for as a recapitalization of Acology, whereby D&C is the accounting acquirer and surviving reporting company. In connection with the merger, the president and sole director of Acology exchanged 35,000,000 shares of common stock of Acology owned by him and $151,269 of indebtedness to him for a convertible promissory note in the amount of $400,000 and the proceeds from a private placement.

D&C was formed under the laws of the State of California on January 29, 2013. The Company is a wholesaler of proprietary polypropylene containers used for controlled dispensing and storage of pharmaceuticals and medicine.